INCOME TAXES (Details 1) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Deferred income tax assets:
Net operating loss carryforward	$ 17,492,350	$ 13,718,300
Deferred interest, consulting and compensation liabilities	3,974,100	3,596,900
Amortization
Deferred income tax assets - other	5,486	5,600
Deferred income tax assets - gross	21,471,936	17,320,800
Deferred income tax liabilities - other
Deferred income tax asset - net before valuation allowance	21,471,936	17,320,800
Valuation allowance	$ (21,471,936)	$ (17,320,800)